Intangible Assets, Net - Assumptions used in fair value calculations of goodwill and intangible assets (Details)	Dec. 31, 2017	Dec. 31, 2016
Minimum | Other Businesses
Intangible Assets, Net
Long-term growth rate (as a percentage)	2.30%	3.20%
Discount rate (as a percentage)	12.30%	12.70%
Minimum | Cable
Intangible Assets, Net
Long-term growth rate (as a percentage)	2.40%	2.90%
Discount rate (as a percentage)	10.00%	9.60%
Maximum | Other Businesses
Intangible Assets, Net
Long-term growth rate (as a percentage)	3.70%	4.70%
Discount rate (as a percentage)	14.80%	17.30%
Maximum | Cable
Intangible Assets, Net
Long-term growth rate (as a percentage)	2.40%	2.90%
Discount rate (as a percentage)	12.50%	11.60%